Recoverable taxes	12 Months Ended
Dec. 31, 2022
Recoverable taxes
Recoverable taxes

9    Recoverable taxes

	2022	2021
Withholding Income Tax (IRRF) on financial investments	7,416	3,079
Recoverable IRPJ and CSLL	18,617	11,400
Recoverable PIS and COFINS	30,695	44,097
Recoverable INSS	18,215	2,216
Other recoverable taxes	3,331	235
	78,274	61,027
Current	67,166	38,811
Non-current	11,108	22,216